CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 885,894	$ 886,812
Accounts receivable - net of allowance for doubtful accounts of $408 and $249, as of December 31, 2022, and 2021, respectively	13,226	8,509
Prepaid expenses and other current assets	24,725	18,172
Total current assets	923,845	913,493
Property and equipment, net	34,416	19,599
Operating lease right-of-use assets	80,197	0
Other long-term assets	585	100
Total assets	1,039,043	933,192
CURRENT LIABILITIES:
Accounts payable	7,335	23,612
Accrued expenses and other current liabilities	73,706	70,135
Deferred revenue	198,099	134,438
Operating lease liabilities, current	19,083	0
Total current liabilities	298,223	228,185
Operating lease liabilities, non-current	58,638	0
Deferred revenue, non-current	2,442	1,612
Total liabilities	359,303	229,797
COMMITMENTS AND CONTINGENCIES (NOTE 10)
SHAREHOLDERS' EQUITY:
Ordinary shares, no par value – Authorized: 99,999,999 as of December 31, 2022, and 2021; Issued and Outstanding: 47,737,868 and 44,924,039 as of December 31, 2022, and 2021 respectively	0	0
Founders’ shares, no par value: Authorized: 1 share as of December 31, 2022, and 2021; Issued and Outstanding: 1 share as of December 31, 2022, and 2021	0	0
Accumulated other comprehensive income (loss)	(3,210)	594
Additional paid-in capital	1,265,477	1,148,461
Accumulated deficit	(582,527)	(445,660)
Total shareholders’ equity	679,740	703,395
Total liabilities, and shareholders’ equity	$ 1,039,043	$ 933,192